Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, Japan) (Detail) ¥ in Millions		Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Consolidated, MUFG [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	[1]	¥ 18,669,510	¥ 18,279,566
Total capital (to risk-weighted assets): Actual ratio	[1]	0.1631	0.1587
Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 15,982,746	¥ 15,623,321
Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	0.1396	0.1356
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount	[1]	¥ 14,113,722	¥ 13,708,333
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio	[1]	0.1233	0.1190
Leverage Ratio: Actual amount		¥ 15,982,746	¥ 15,623,321
Leverage Ratio: Actual ratio		0.0545	0.0442
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 13,730,324	¥ 13,827,788
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	0.1200	0.1201
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 11,441,937	¥ 11,525,076
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[1]	0.1000	0.1001
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[1]	¥ 9,725,646	¥ 9,798,042
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[1]	8.50%	8.51%
Leverage Ratio: Amount for capital adequacy purposes		¥ 8,781,753	¥ 10,593,527
Leverage Ratio: Ratio for capital adequacy purposes		0.0300	0.0300
Consolidated, MUFG [Member] | FSA's requirements applicable to Japanese banking institutions [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required		4.50%	4.50%
Capital conservation buffer		2.50%	2.50%
G-SIB surcharge		1.50%	1.50%
Countercyclical buffer		0.00%	0.01%
Consolidated, BK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 14,630,443	¥ 14,285,601
Total capital (to risk-weighted assets): Actual ratio		0.1504	0.1443
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 12,411,352	¥ 12,170,005
Tier 1 capital (to risk-weighted assets): Actual ratio		0.1276	0.1229
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,865,302	¥ 10,597,133
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		0.1117	0.1070
Leverage Ratio: Actual amount		¥ 12,411,352	¥ 12,170,005
Leverage Ratio: Actual ratio		0.0522	0.0421
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 7,779,147	¥ 7,917,895
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 5,834,360	¥ 5,938,421
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 4,375,770	¥ 4,453,816
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes		¥ 7,123,396	¥ 8,656,169
Leverage Ratio: Ratio for capital adequacy purposes		0.0300	0.0300
Consolidated, TB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,099,662	¥ 1,889,973
Total capital (to risk-weighted assets): Actual ratio		0.2247	0.2546
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,870,988	¥ 1,625,712
Tier 1 capital (to risk-weighted assets): Actual ratio		0.2002	0.2190
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,681,140	¥ 1,444,348
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		0.1799	0.1946
Leverage Ratio: Actual amount		¥ 1,870,988	¥ 1,625,712
Leverage Ratio: Actual ratio		0.0753	0.0451
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 747,524	¥ 593,652
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 560,643	¥ 445,239
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 420,482	¥ 333,929
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes		¥ 744,744	¥ 1,079,863
Leverage Ratio: Ratio for capital adequacy purposes		0.0300	0.0300
Stand-alone, BK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 12,359,493	¥ 12,092,262
Total capital (to risk-weighted assets): Actual ratio		0.1460	0.1476
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 10,512,405	¥ 10,254,608
Tier 1 capital (to risk-weighted assets): Actual ratio		0.1242	0.1252
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 9,025,272	¥ 8,738,975
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		0.1066	0.1067
Leverage Ratio: Actual amount		¥ 10,512,405	¥ 10,254,608
Leverage Ratio: Actual ratio		0.0514	0.0402
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 6,770,631	¥ 6,550,969
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 5,077,974	¥ 4,913,227
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 3,808,480	¥ 3,684,920
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes		¥ 6,127,521	¥ 7,644,928
Leverage Ratio: Ratio for capital adequacy purposes		0.0300	0.0300
Stand-alone, TB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		¥ 2,294,694	¥ 2,131,514
Total capital (to risk-weighted assets): Actual ratio		0.2191	0.2542
Tier 1 capital (to risk-weighted assets): Actual amount		¥ 2,066,480	¥ 1,867,723
Tier 1 capital (to risk-weighted assets): Actual ratio		0.1973	0.2227
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		¥ 1,876,980	¥ 1,686,723
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		0.1792	0.2011
Leverage Ratio: Actual amount		¥ 2,066,480	¥ 1,867,723
Leverage Ratio: Actual ratio		0.0895	0.0587
Total capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 837,567	¥ 670,714
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes		0.0800	0.0800
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 628,176	¥ 503,035
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes		0.0600	0.0600
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes		¥ 471,132	¥ 377,276
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required		4.50%	4.50%
Leverage Ratio: Amount for capital adequacy purposes		¥ 691,914	¥ 953,353
Leverage Ratio: Ratio for capital adequacy purposes		0.0300	0.0300

[1]	Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2020 and 2021, and the countercyclical buffer of 0.01% and 0.00% as of March 31, 2020 and 2021, respectively.